SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Net Investment Income [Line Items]
Income (loss) resulting from devaluation of the local currency in Venezuela	$ 969	$ 907